STOCK OPTIONS AND WARRANTS - Transactions involving stock options issued to employees (Details 1) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2011	Sep. 30, 2012	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jan. 04, 2011 Stock Options	Sep. 24, 2012 Stock Options	Jul. 11, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Sep. 30, 2012 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balalnce			125,208,825												2,086,814			2,024,237	2,086,814	2,010,833	1,115,000
Granted		15,000,000		122,950	62,963	100,000	100,000	10,580	4,167	33,333		833,333	25,000	95,400		1,667	1,667	1,221,346	38,323	109,314	895,833
Exercised	(417)										(8,333)								(99,650)	(8,333)
Cancelled or expired																		(83)	(1,251)	(25,000)
Outstanding, Ending balalnce			125,208,825												2,086,814			3,245,500	2,024,237	2,086,814	2,010,833
Vested																		2,185,550	1,970,080
Non-vested																		1,059,950	54,156
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balalnce								$ 0.068										$ 3.78	$ 3.60	$ 3.60	$ 3.60
Granted				$ 5.32	$ 5.32											$ 11.58	$ 12.00	$ 6.02	$ 10.88	$ 4.02	$ 3.60
Exercised	$ (3.60)																		$ (2.52)	$ (4.80)
Cancelled or expired																		$ (5.31)	$ (3.60)	$ (4.80)
Outstanding, Ending balance						$ 0.06	$ 0.07	$ 0.065	$ 0.07	$ 0.08		$ 0.0585	$ 0.07	$ 0.068				$ 4.61	$ 3.78	$ 3.60	$ 3.60
Vested																		$ 4.02
Aggregate Intrinsic Value, Vested																		$ 3.72	$ 8.16
Aggregate Intrinsic Value, Non-vested																		$ 1.80	$ 3.30